Pension Plans and Other Post-Retirement Benefits - Schedule of Actuarial Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canada
To determine defined benefit obligation at end of year:
Discount rate for pension plans	3.00%	2.70%
Rate of compensation increase	2.80%	2.80%
To determine net benefit expense for year:
Discount rate for pension plans	2.70%	3.00%
Rate of compensation increase	2.80%	3.00%
Health care trend rates:
Initial health care trend rate	5.10%	5.30%
Ultimate health care trend rate	4.00%	4.00%
Year ultimate health care trend rate reached	2040	2040
Mortality rates:
Average duration (in years) of pension obligation	16 years 10 months 24 days	17 years 2 months 12 days
United Kingdom
To determine defined benefit obligation at end of year:
Discount rate for pension plans	1.90%	1.30%
Pension increases	3.30%	2.95%
To determine net benefit expense for year:
Discount rate for pension plans	1.30%	2.00%
Pension increases	2.95%	2.95%
Mortality rates:
Average duration (in years) of pension obligation	17 years 4 months 24 days	17 years 8 months 12 days
United States
To determine defined benefit obligation at end of year:
Discount rate for pension plans	3.00%	2.65%
To determine net benefit expense for year:
Discount rate for pension plans	2.65%	3.45%
Health care trend rates:
Initial health care trend rate	7.00%	6.50%
Ultimate health care trend rate	5.00%	5.00%
Year ultimate health care trend rate reached	2025	2025
Mortality rates:
Average duration (in years) of pension obligation	12 years 2 months 12 days	12 years 8 months 12 days
Bottom of range | Canada
To determine defined benefit obligation at end of year:
Pension increases	0.00%
To determine net benefit expense for year:
Pension increases	0.00%	0.00%
Top of range | Canada
To determine defined benefit obligation at end of year:
Pension increases	0.05%
To determine net benefit expense for year:
Pension increases	0.05%	0.015%
Male - Individuals currently at age 65 | Canada
Mortality rates:
Life expectancy (in years) for individuals	23	23
Male - Individuals currently at age 65 | United Kingdom
Mortality rates:
Life expectancy (in years) for individuals	23	23
Male - Individuals currently at age 65 | United States
Mortality rates:
Life expectancy (in years) for individuals	22	22
Female - Individuals currently at age 65 | Canada
Mortality rates:
Life expectancy (in years) for individuals	25	25
Female - Individuals currently at age 65 | United Kingdom
Mortality rates:
Life expectancy (in years) for individuals	25	25
Female - Individuals currently at age 65 | United States
Mortality rates:
Life expectancy (in years) for individuals	23	23
Male - At 65 for individuals currently at age 45 | Canada
Mortality rates:
Life expectancy (in years) for individuals	24	24
Male - At 65 for individuals currently at age 45 | United Kingdom
Mortality rates:
Life expectancy (in years) for individuals	24	25
Male - At 65 for individuals currently at age 45 | United States
Mortality rates:
Life expectancy (in years) for individuals	23	23
Female - At 65 for individuals currently at age 45 | Canada
Mortality rates:
Life expectancy (in years) for individuals	26	26
Female - At 65 for individuals currently at age 45 | United Kingdom
Mortality rates:
Life expectancy (in years) for individuals	27	27
Female - At 65 for individuals currently at age 45 | United States
Mortality rates:
Life expectancy (in years) for individuals	25	25